CASH AND CASH EQUIVALENTS - Schedule of cash and cash equivalents denominated by currencies (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Currencies [Line Items]
Cash and cash equivalents	$ 2,150,113	$ 1,957,788	$ 1,714,761	$ 1,216,675
Argentine peso
Currencies [Line Items]
Cash and cash equivalents	3,354	4,228
Brazilian real
Currencies [Line Items]
Cash and cash equivalents	645,620	347,041
Chilean peso
Currencies [Line Items]
Cash and cash equivalents	207,892	17,943
Colombian peso
Currencies [Line Items]
Cash and cash equivalents	36,212	19,042
Euro
Currencies [Line Items]
Cash and cash equivalents	20,350	15,721
US Dollar
Currencies [Line Items]
Cash and cash equivalents	1,181,897	1,508,548
Pound Sterling
Currencies [Line Items]
Cash and cash equivalents	2,174	2,069
Mexican Peso
Currencies [Line Items]
Cash and cash equivalents	6,335	4,222
R.P. Chinese Yuan
Currencies [Line Items]
Cash and cash equivalents	18,781	21,585
Peruvian Sol
Currencies [Line Items]
Cash and cash equivalents	13,465	6,297
Other currencies
Currencies [Line Items]
Cash and cash equivalents	$ 14,033	$ 11,092